Significant Accounting Judgments, Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Judgements And Estimates [Abstract]
Schedule of Provisional Sales Figures for Territories

These estimated figures are likely to change prospectively in future periods as BioNTech receives final data from Pfizer. Those changes in BioNTech’s share of the collaboration partner’s gross profit will be recognized prospectively as changes to BioNTech’s commercial revenues. To the extent that Pfizer does not provide such preliminary information in the future, BioNTech’s provisional sales figures for territories outside of the United States will be subject to a greater level of estimation and judgment.

Year ended December 31, 2020
(in thousands)	German territory	U.S. territory	Territories outside the U.S.	Total

Direct product sales to BioNTech customers	€ 20,553			€ 20,553
Share of collaboration partner's gross profit		€ 46,997	€ 141,480	€ 188,477
Input parameters used within gross profit share calculation
Sales		reported	preliminary reported
Transfer price (manufacturing, shipping costs and respective variances)		standard prices	standard prices
License payments		identified royalty rate	identified royalty rate